Statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows
Cash receipts from customers		R 196,798	R 203,613	R 178,672
Cash paid to suppliers and employees		(154,414)	(152,215)	(135,795)
Cash generated by operating activities		42,384	51,398	42,877
Dividends received from equity accounted investments		208	1,506	1,702
Finance income received		792	682	1,565
Finance costs paid	[1]	(7,154)	(6,222)	(4,797)
Tax paid		(5,659)	(3,946)	(7,041)
Cash available from operating activities		30,571	43,418	34,306
Dividends paid		(31)	(9,952)	(7,952)
Dividends paid to non-controlling shareholders in subsidiaries		(810)	(1,523)	(725)
Cash retained from operating activities		29,730	31,943	25,629
Additions to non-current assets		(41,935)	(56,734)	(55,891)
additions to property, plant and equipment		(601)	(1,229)	(714)
additions to assets under construction		(34,544)	(54,552)	(52,635)
additions to other intangible assets		(19)	(19)	(35)
decrease in capital project related payables		(6,771)	(934)	(2,507)
Cash movements in equity accounted investments		(284)	66	(164)
Proceeds on disposals and scrappings		4,285	567	2,316
Net cash disposed of on disposal of businesses				(36)
Acquisition of interest in equity accounted investments		(512)
Purchase of investments		(121)	(222)	(124)
Proceeds from sale of investments		483	142	114
Increase in long-term receivables		(466)	(231)	(194)
Cash used in investing activities		(38,550)	(56,412)	(53,979)
Proceeds from long-term debt		36,487	93,884	24,961
Repayment of long-term debt		(28,335)	(69,655)	(9,199)
Payment of lease liabilities		(2,061)	(345)
Proceeds from short-term debt		19,998	977	1,957
Repayment of short-term debt		(977)	(1,730)	(2,607)
Cash generated by financing activities		25,112	23,131	15,112
Translation effects on cash and cash equivalents		3,607	162	954
Increase/(decrease) in cash and cash equivalents		19,899	(1,176)	(12,284)
Cash and cash equivalents at the beginning of year		15,819	17,039	29,323
Reclassification to disposal groups held for sale and other long-term investments		(1,624)	(44)
Cash and cash equivalents at the end of the year		R 34,094	R 15,819	R 17,039

[1]	Included in finance costs paid is amounts capitalised to assets under construction. Refer note 8.